Income Taxes	12 Months Ended
Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Income Taxes

Note 14 — Income Taxes

The following represents the components of the Company’s deferred tax assets and liabilities at December 31, 2023 and 2022:

	2023	2022
Sec 174 Cost - Domestic and Foreign	$-	$-
Tax attribute carryforwards	902,910	729,906
Capitalized Section 195 – Start-up expenses	31,377	14,381
Total deferred tax asset	934,287	$744,287
Less: Valuation Allowance	(934,287)	(744,287)
Net deferred tax asset (liability)	$-	$-

As of December 31, 2023, the Company had federal net operating loss carryforwards of approximately $902,910, which may be available to reduce future taxable income, and may be carried forward indefinitely.

In accordance with FASB ASC Topic 740, Accounting for Income Taxes, the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of net operating loss carryforwards. The Company has determined that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets and, as a result, a full valuation allowance of $934,287 and $744,287 has been established at December 31, 2023 and 2022, respectively. The valuation allowance increased by $190,000 during the year ended December 31, 2023.

A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements are as follows:

	2023 Tax	For the year ended December 31,
	Rates	2023	2022
Federal tax expense	21.00%	$(211,595)	$(388,112)
State tax expense, net of federal benefit	(0.06)%	639	652
Stock compensation	-%	-	(36,925)
Change in valuation allowance	(18.86)%	190,000	293,029
Foreign rate differential	(3.65)%	36,790	78,205
Uncertain tax position	(4.96)%	50,000	-
True up and other	1.49%	(15,021)	53,976
Total provision for income taxes	(5.04)%	$50,813	$825

The Company had accrued $50,813 relating to potential interest and penalties for the year ended December 31, 2023.